Financial Instruments - Summary of Sensitivity Analysis of Market Risks (Detail) - Market risk - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Forward agreements to purchase U.S. Dollar (MXN/USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(11.00%)	(10.00%)	(11.00%)
Effect on equity	$ (465)	$ (512)	$ (298)
Profit and loss effect			$ 0
Forward agreements to purchase U.S. Dollar (BRL/USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(12.00%)	(18.00%)	(16.00%)
Effect on equity	$ (521)	$ (550)	$ (284)
Profit and loss effect			$ 0
Forward agreements to purchase U.S. Dollar (COP/USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(16.00%)	(17.00%)	(11.00%)
Effect on equity	$ (225)	$ (112)	$ (81)
Profit and loss effect			$ 0
Forward agreements to purchase U.S. Dollar (ARS/USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(55.00%)	(3.00%)	(1.00%)
Effect on equity	$ (140)	$ (10)	$ (3)
Profit and loss effect			$ 0
Forward agreements to purchase U.S. Dollar (UYU/USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(5.00%)	(7.00%)	(4.00%)
Effect on equity	$ (20)	$ (25)	$ (7)
Profit and loss effect			$ 0
Forward agreements to purchase U.S. Dollar (CRC/USD)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(7.00%)	(7.00%)	(3.00%)
Effect on equity	$ (15)	$ (24)	$ (10)
Profit and loss effect		$ 0	$ 0
Cross currency swaps (USD to MXN)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(11.00%)	(10.00%)	(11.00%)
Effect on equity	$ (1,314)	$ (1,220)	$ (1,645)
Profit and loss effect			$ 0
Cross currency swaps (USD to BRL)
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change in USD rate	(12.00%)	(18.00%)	(16.00%)
Effect on equity	$ (1,683)	$ (2,893)	$ (2,300)
Profit and loss effect			$ 0
Sugar price contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change on sugar Price	(29.00%)	(22.00%)	(28.00%)
Effect on equity	$ (765)	$ (333)	$ (714)
Profit and loss effect			$ 0
Aluminum price contracts
Disclosure of nature and extent of risks arising from financial instruments [line items]
Change on Aluminum price	(22.00%)	(35.00%)	(24.00%)
Change in Aluminum price, effect on equity	$ (147)	$ (189)	$ (39)
Profit and loss effect			$ 0